Securities, Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 4,599
Due in one to five years	8,215
Due in five to ten years	5,000
Amortized Cost	109,239	$ 104,650
Fair Value of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	4,612
Due in one to five years	8,531
Due in five to ten years	5,010
Estimated Fair Value	112,322	105,318
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Due in one year or less	2,016
Due in one to five years	4,107
Due in five to ten years	3,895
Amortized Cost	10,020	12,033
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Due in one year or less	2,048
Due in one to five years	4,276
Due in five to ten years	4,018
Estimated Fair Value	10,344	12,404
Agency Mortgage-backed Securities, Residential [Member]
Amortized cost of Available-for-sale Securities by Contractual Maturity [Abstract]
Agency mortgage-backed securities, residential	91,425
Amortized Cost	91,425	88,071
Fair Value of Available-for-sale Securities by Contractual Maturity [Abstract]
Agency mortgage-backed securities, residential	94,169
Estimated Fair Value	94,169	88,582
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Agency mortgage-backed securities, residential	2
Amortized Cost	2	2
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Agency mortgage-backed securities, residential	2
Estimated Fair Value	$ 2	$ 2